Description of the Plans (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Description of Plan [Line Items]
Basis for Determining Company Contributions
The basis for determining Company contributions is outlined in the following table:

Plan Name	Employer Contributions
AYI Plan	Matching contribution of 60% up to 6% of participant compensation contributed. New hires are automatically enrolled at 3% contribution to the plan.
ABL Plan	Teamsters Local Union 673, IBEW Local 953, and non-union hourly associates have a matching contribution of 60% up to 6% of participant compensation contributed.
IBEW Local 613, IBEW Local 1048, IBEW Local 1710, and Teamsters Local Union 728 associates participating in the plan do not receive a matching contribution.
Holophane Plan
USW Local Nos. 4, 105, and 525 - Participating associates hired prior to August 5, 2002 receive an employer matching contribution of 30% up to 6% of compensation contributed, plus an additional basic employer contribution of 5% of annual compensation. Participating associates hired on or after August 5, 2002 receive an employer matching contribution of 60% up to 6% of compensation contributed.